Equity Method Investments - Summary of Investment in Equity Accounted Joint Venture (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule of Equity Method Investments Joint Ventures [Line Items]
Equity method investments , beginning balance			$ 150,209	$ 148,665	$ 148,665
Contributions to equity method investments					4,000
Equity method investments – acquired			0	4,000	2,580
Share of results	$ 6,757	$ 2,001	13,260	$ 1,396	11,147
Distributions received from equity method investments			(14,150)		(16,183)
Total Equity method investments , ending balance	$ 149,319		$ 149,319		$ 150,209